Share-based Payments - Summary of Stock Option Activity and Related Information (Detail) - Employee stock options [member]	12 Months Ended
	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	11,438,024	10,295,854
Number of options, granted	3,490,610	2,565,310
Number of options, exercised	(212,090)	(1,362,340)
Number of options, forfeited in the year	(28,465)	(60,800)
Number of options, outstanding at end of year	14,688,079	11,438,024
Exercisable at end of year	5,807,176	4,381,128
Number of options, available for grant | shares	10,679,377	14,141,522
Weighted average exercise price, outstanding at beginning of year	$ 57.73	$ 53.34
Weighted average exercise price, granted	59.39	70.05
Weighted average exercise price, exercised	27.2	48.42
Weighted average exercise price, forfeited in the year	62.09	56.08
Weighted average exercise price, outstanding at end of year	58.47	57.73
Weighted average exercise price, exercisable at end of year	$ 54.42	$ 53.03
Reserved for future issue | shares	25,367,456	25,579,546